Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Deficit [Member]	Attributable to Shareholders of the Parent Company [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Aug. 31, 2018	$ 818,454	$ 25,950	$ (159,742)	$ (721,125)	$ (36,463)	$ 11,152	$ (25,311)
Beginning Balance (Shares) at Aug. 31, 2018							29,103,411
Stock based compensation		16			16		$ 16
Shares issued for interest on convertible note	687				687		$ 687
Shares issued for interest on convertible note (Shares)							545,721
Share issuance - financing	4,155				4,155		$ 4,155
Share issuance - financing (Shares)							3,124,059
Share issuance costs	(107)				(107)		$ (107)
Warrants exercised	40				40		$ 40
Warrants exercised (shares)							22,700
Transactions with non-controlling interest				582	582	2,242	$ 2,824
Foreign currency translation adjustment			1,208		1,208		1,208
Net loss for the period				(9,455)	(9,455)		(9,455)
Ending Balance at Feb. 28, 2019	823,229	25,966	(158,534)	(729,998)	(39,337)	13,394	$ (25,943)
Ending Balance (Shares) at Feb. 28, 2019							32,795,891
Stock based compensation		811			811		$ 811
Share issuance - financing	30,869				30,869		$ 30,869
Share issuance - financing (Shares)							23,953,826
Share issuance costs	(1,769)				(1,769)		$ (1,769)
Warrants exercised	1,941				1,941		$ 1,941
Warrants exercised (shares)							1,026,070
Shares issued for loan facility	1,000				1,000		$ 1,000
Shares issued for loan facility (Shares)							800,000
Contributions of Waterberg JV Co				(1,699)	(1,699)	2,057	$ 358
Foreign currency translation adjustment			(1,103)		(1,103)		(1,103)
Net loss for the period				(7,321)	(7,321)		(7,321)
Ending Balance at Aug. 31, 2019	855,270	26,777	(159,637)	(739,018)	(16,608)	15,451	$ (1,157)
Ending Balance (Shares) at Aug. 31, 2019							58,575,787
Stock based compensation		747			747		$ 747
Shares issued for interest on convertible note	687				687		$ 687
Shares issued for interest on convertible note (Shares)							517,468
Share issuance - financing	4,000				4,000		$ 4,000
Share issuance - financing (Shares)							3,225,807
Share issuance costs	(284)				(284)		$ (284)
Warrants exercised	55				55		$ 55
Warrants exercised (shares)							28,040
Contributions of Waterberg JV Co				(158)	(158)	787	$ 629
Foreign currency translation adjustment			(894)		(894)		(894)
Net loss for the period				(2,546)	(2,546)		(2,546)
Ending Balance at Feb. 29, 2020	$ 859,728	$ 27,524	$ (160,531)	$ (741,722)	$ (15,001)	$ 16,238	$ 1,237
Ending Balance (Shares) at Feb. 29, 2020							62,347,102